Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Minimum Rental Commitments Under Long-Term Non-Cancellable Operating Leases
Minimum rental commitments under long-term non-cancellable operating leases for each of the years 2014 through 2018 and thereafter are:

($ in millions)
2014	$27
2015	23
2016	19
2017	14
2018	12
Thereafter	41
Total	$136